Fair Value Measurements - Reconciliation of derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 51,859,000	$ 25,767,000
Ending balance	13,453,000	51,859,000
Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	40,532,280
Ending balance	24,430,400	40,532,280
Public Warrants | Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	21,390,000
Change in fair value	(7,314,000)
Ending balance		21,390,000
Private Placement Warrants | Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	11,449,330
Change in fair value	(3,914,930)
Ending balance		11,449,330
Forward Purchase Agreement | Motive Capital Corp [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7,692,950
Change in fair value	$ (4,872,950)
Ending balance		$ 7,692,950